Net finance costs	12 Months Ended
Jun. 30, 2019
Net finance costs
Net finance costs

9 Net finance costs

	2019	2018	2017
	£’000	£’000	£’000
Interest payable on bank loans and overdrafts	(1,162)	(1,458)	(1,502)
Interest payable on secured term loan facility and senior secured notes	(18,351)	(17,567)	(18,784)
Amortization of issue costs on secured term loan facility and senior secured notes	(647)	(627)	(608)
Foreign exchange (losses)/gains on retranslation of unhedged US dollar borrowings	(2,650)	—	1,816
Unwinding of discount relating to registrations	(2,280)	(3,492)	(2,401)
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	(380)	(1,089)	(3,534)
Total finance costs	(25,470)	(24,233)	(25,013)
Interest receivable on short-term bank deposits	2,822	1,243	736
Foreign exchange gains on retranslation of unhedged US dollar borrowings	—	4,952	—
Hedge ineffectiveness on cash flow hedges	139	—	—
Total finance income	2,961	6,195	736
Net finance costs	(22,509)	(18,038)	(24,277)